Document and Entity Information Document	Nov. 03, 2021	Jul. 29, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Hillman Solutions Corp.
Entity Central Index Key		0001822492
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39609
Entity Tax Identification Number		85-2096734
Entity Address, Address Line One	10590 Hamilton Avenue
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45231
City Area Code	513
Local Phone Number	851-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false